Quarterly Information (unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information [Abstract]
Quarterly Information (unaudited)

NOTE 29. QUARTERLY INFORMATION (UNAUDITED)

	First quarter		Second quarter		Third quarter		Fourth quarter
(In millions; per-share amounts in dollars)	2015	2014	2015	2014	2015	2014	2015	2014

Consolidated operations
Earnings (loss) from continuing operations	$(4,673)	$1,491	$1,813	$2,180	$1,915	$2,130	$2,645	$3,690
Earnings (loss) from discontinued
operations	(8,936)	1,461	(2,947)	1,367	629	1,378	3,758	1,649
Net earnings (loss)	(13,608)	2,952	(1,134)	3,546	2,545	3,508	6,403	5,339
Less net earnings (loss) attributable to
noncontrolling interests	(35)	(47)	225	-	39	(29)	103	187
Net earnings (loss) attributable to
the Company	$(13,573)	$2,999	$(1,360)	$3,546	$2,506	$3,536	$6,301	$5,152
Per-share amounts – earnings (loss) from
continuing operations
Diluted earnings (loss) per share	$(0.45)	$0.15	$0.17	$0.22	$0.19	$0.22	$0.26	$0.35
Basic earnings (loss) per share	(0.45)	0.15	0.17	0.22	0.19	0.22	0.26	0.36
Per-share amounts – earnings (loss)
from discontinued operations
Diluted earnings (loss) per share	(0.90)	0.14	(0.30)	0.13	0.05	0.13	0.38	0.15
Basic earnings (loss) per share	(0.90)	0.14	(0.30)	0.14	0.05	0.13	0.38	0.16
Per-share amounts – net earnings (loss)
Diluted earnings (loss) per share	(1.35)	0.30	(0.13)	0.35	0.25	0.35	0.64	0.51
Basic earnings (loss) per share	(1.35)	0.30	(0.13)	0.35	0.25	0.35	0.64	0.51

Selected data
GE
Sales of goods and services	$23,839	$24,011	$26,141	$26,225	$25,612	$26,025	$30,614	$31,046
Gross profit from sales	5,514	5,327	6,033	6,089	6,275	6,146	7,556	7,870
GE Capital
Total revenues	2,866	2,963	2,690	2,676	2,660	2,763	2,585	2,919
Earnings (loss) from continuing operations
attributable to the Company	(5,721)	489	(332)	468	(154)	226	(1,447)	348

For GE, gross profit from sales is sales of goods and services less costs of goods and services sold.

Earnings-per-share amounts are computed independently each quarter for earnings (loss) from continuing operations, earnings (loss) from discontinued operations and net earnings. As a result, the sum of each quarter’s per-share amount may not equal the total per-share amount for the respective year; and the sum of per-share amounts from continuing operations and discontinued operations may not equal the total per-share amounts for net earnings (loss) for the respective quarters.